Land Use Rights, Net - Summary of Land Use Rights (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Land Use Rights Net [Abstract]
Land use rights	¥ 63,618		¥ 63,618
Less: Accumulated amortization	(1,896)		(636)
Land use right, net	¥ 61,722	$ 9,686	¥ 62,982